Victory Tax Exempt Long-Term Fund Expense Example - Victory Tax Exempt Long-Term Fund	Feb. 28, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	654
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	$ 1,663